Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Visiox Pharmaceuticals, Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Visiox Pharmaceuticals, Inc. [Member]	Retained Earnings [Member]	Retained Earnings [Member] Visiox Pharmaceuticals, Inc. [Member]	Total	Visiox Pharmaceuticals, Inc. [Member]	Convertible Preferred Units [Member] Visiox Pharmaceuticals, Inc. [Member]	Common Units [Member] Visiox Pharmaceuticals, Inc. [Member]	Preferred Stock [Member] Convertible Series A Preferred Stock [Member] Visiox Pharmaceuticals, Inc. [Member]	Preferred Stock [Member] Convertible Series B Preferred Stock [Member] Visiox Pharmaceuticals, Inc. [Member]
Balance at Dec. 31, 2021		$ 719		$ 24,281		$ (25,475)	$ (4,025,611)	$ (475)	$ (2,858,553)	$ 1,000,000	$ 167,058
Balance, shares at Dec. 31, 2021		7,187,500								463,632	10,000,000
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)				5,286,660				5,286,660
Proceeds from issuance of Private Placement Warrants to Sponsor				14,645,000				14,645,000
Remeasurement for Class A shares to redemption value				(19,955,941)		(13,253,382)		(33,209,323)
Net loss						3,340,238	(4,135,616)	3,340,238	(4,135,616)
Issuance of preferred units									2,280,000	$ 2,280,000
Issuance of preferred units, shares										1,057,075
Equity-based compensation									374,603		374,603
Convertible preferred units cumulative dividends							(159,051)		(159,051)
Equity-based compensation									993,444		993,444
Restricted unit issued
Restricted unit issued, shares											534,397
Balance at Dec. 31, 2022		$ 719				(9,938,620)	(8,320,278)	(9,937,901)	(3,505,173)	$ 3,280,000	$ 1,535,105
Balance, shares at Dec. 31, 2022		7,187,500								1,520,707	10,534,397
Remeasurement for Class A shares to redemption value						(5,813,213)		(5,813,213)
Net loss						4,464,079	(10,635,247)	4,464,079	(10,635,247)
Issuance of preferred units	$ 719	$ (719)							600,000	$ 600,000
Issuance of preferred units, shares	7,187,500	(7,187,500)								278,177
Reduction of U/W Fee Payable				10,812,500				10,812,500
Contribution - shareholder non-redemption agreements				118,298				118,298
Shareholder non-redemption agreements				(118,298)				(118,298)
Face value of convertible note in excess of fair value				152,430				152,430
Equity-based compensation					791,812				1,554,962		763,150
Convertible preferred units cumulative dividends							(123,079)		(123,079)
Restricted unit issued
Restricted unit issued, shares											267,120
Issuance of convertible Series B preferred stock					(267)								267
Issuance of convertible Series B preferred stock, shares													267,120
Conversion to Delaware corporation (Note 1)					6,451,159				285,637	$ (3,880,000)	$ (2,298,255)	$ 1,931	$ 10,802
Conversion to Delaware corporation, shares										(1,798,884)	(10,801,517)	1,931,287	10,801,517
Balance at Dec. 31, 2023	$ 719			$ 10,964,930	$ 7,242,704	$ (11,287,754)	$ (19,078,604)	$ (322,105)	$ (11,822,900)			$ 1,931	$ 11,069
Balance, shares at Dec. 31, 2023	7,187,500											1,931,287	11,068,637